UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2022

Item #1. Reports to Stockholders.

INDEX	UBC Algorithmic Fundamentals ETF

SEMI-ANNUAL
REPORT TO SHAREHOLDERS

For the Period Ended January 31, 2022* (unaudited)

UBC Algorithmic Fundamentals ETF

*Commencement of Operations December 15, 2021

Important Disclosure Statement

The UBC Algorithmic Fundamentals ETF’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 866-465-2004 or click here. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Ultra Blue Capital, LLC is the investment advisor.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of January 31, 2022 and are subject to change at any time. For most recent information, please call 866-465-2004.

SEMI-ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Portfolio Composition as of January 31, 2022 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Information Technology	17.62%
Consumer Discretionary	16.61%
Communication Services	15.57%
Software & Services	14.51%
Healthcare	9.89%
Semi-Conductors	7.49%
Consumer Staples	4.10%
Energy	2.77%
Financials	2.55%
Real Estate	2.08%
Industrials	1.76%
Materials	0.88%
Utilities	0.88%
96.71%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Schedule of InvestmentsJanuary 31, 2022 (unaudited)

		Shares	Fair Value
96.71%	COMMON STOCKS

15.57%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A*	37	$100,125
	Comcast Corp.	271	13,547
	Electronic Arts, Inc.	25	3,316
	Live Nation Entertainment Inc.*	32	3,504
	Meta Platforms, Inc.*	150	46,989
	Netflix, Inc.*	27	11,533
			179,014

16.61%	CONSUMER DISCRETIONARY
	Amazon.Com, Inc.*	28	83,761
	Booking Holdings, Inc.*	2	4,912
	Hilton Worldwide Holdings, Inc.*	24	3,483
	The Home Depot, Inc.	64	23,487
	Lowe’s Cos., Inc.	38	9,019
	Marriott International, Inc.*	21	3,384
	McDonald’s Corp.	44	11,416
	Tesla, Inc.*	55	51,520
			190,982

4.10%	CONSUMER STAPLES
	Altria Group, Inc.	66	3,358
	Costco Wholesale Corp.	27	13,639
	McCormick & Co, Inc.	34	3,411
	PepsiCo Inc.	84	14,576
	Philip Morris International, Inc.	86	8,845
	Walgreens Boots Alliance, Inc.	66	3,284
			47,113

2.77%	ENERGY
	Baker Hughes Co.	125	3,430
	Chevron Corp.	112	14,709
	Coterra Energy, Inc.	156	3,416
	Hess Corp.	37	3,415

UBC Algorithmic Fundamentals ETF

Schedule of Investments - continuedJanuary 31, 2022 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Fair Value
	Schlumberger NV	85	$3,321
	Valero Energy Corp.	42	3,485
			31,776

2.55%	FINANCIALS
	American International Group, Inc.	59	3,407
	The Bank of New York Mellon Corp.	58	3,437
	Citizens Financial Group, Inc.	65	3,346
	CME Group, Inc.	15	3,442
	Principal Financial Group, Inc.	47	3,434
	Wells Fargo & Co.	228	12,266
			29,332

9.89%	HEALTH CARE
	AbbVie, Inc.	105	14,373
	AmerisourceBergen Corp.	24	3,269
	Anthem, Inc.	13	5,733
	Baxter International, Inc.	39	3,332
	Bristol-Myers Squibb Co.	120	7,787
	Cigna Corp.	14	3,226
	Incyte Corp.*	45	3,345
	Johnson & Johnson	162	27,911
	Pfizer, Inc.	328	17,282
	UnitedHealth Group, Inc.	58	27,409
			113,667

1.76%	INDUSTRIALS
	CH Robinson Worldwide, Inc.	32	3,349
	Honeywell International, Inc.	39	7,975
	JB Hunt Transport Services, Inc.	18	3,466
	Lockheed Martin Corp.	14	5,448
			20,238
17.62%	INFORMATION TECHNOLOGY
	Akamai Technologies, Inc.*	30	3,436
	Apple, Inc.	825	144,193
	Cisco Systems, Inc.	242	13,472

See Notes to Financial Statements

SEMI-ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Schedule of Investments - continuedJanuary 31, 2022 (unaudited)

		Shares	Fair Value
	Hewlett Packard Enterprise Co.	210	$3,429
	Mastercard, Inc.	59	22,796
	NetApp, Inc.	39	3,374
	PayPal Holdings, Inc.*	69	11,864
			202,564

0.88%	MATERIALS
	CH Robinson Worldwide, Inc.	48	3,306
	Honeywell International, Inc.	85	3,396
	JB Hunt Transport Services, Inc.	23	3,464
			10,166

2.08%	REAL ESTATE
	Extra Space Storage, Inc.	17	3,369
	Kimco Realty Corp.	141	3,421
	Prologis, Inc.	44	6,900
	Regency Centers Corp.	48	3,444
	Simon Property Group, Inc.	23	3,386
	UDR, Inc.	60	3,410
			23,930

7.49%	SEMI-CONDUCTORS
	Broadcom, Inc.	24	14,061
	Intel Corp.	236	11,522
	NVIDIA Corp.	156	38,198
	QUALCOMM, Inc.	68	11,952
	Texas Instruments, Inc.	58	10,410
			86,143

14.51%	SOFTWARE & SERVICES
	Adobe, Inc.*	28	14,960
	Intuit, Inc.	17	9,439
	Microsoft Corp.	458	142,429
			166,828

UBC Algorithmic Fundamentals ETF

Schedule of Investments - continuedJanuary 31, 2022 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Fair Value
0.88%	UTILITIES
	Ameren Corp.	38	$3,372
	NiSource, Inc.	115	3,356
	Sempra Energy	24	3,316
			10,044

96.71%	TOTAL COMMON STOCKS
	(Cost: $ 1,161,915)		1,111,797

96.71%	TOTAL INVESTMENTS
	(Cost: $ 1,161,915)		1,111,797
3.29%	Other assets, net of liabilities		37,836
100.00%	NET ASSETS		$1,149,633

*Non-income producing

See Notes to Financial Statements

SEMI-ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Statement of Assets and LiabilitiesJanuary 31, 2022 (unaudited)

ASSETS
Investments at fair value (cost of $1,161,915) (Note 1)	$1,111,797
Cash	46,162
Receivable for securities sold	199,069
Dividends receivable	444
TOTAL ASSETS	1,357,472

LIABILITIES
Accrued advisory fees	751
Payable for investments purchased	207,088
TOTAL LIABILITIES	207,839
NET ASSETS	$1,149,633

Net Assets Consist of:
Paid-in capital	$1,230,474
Distributable earnings (losses)	(80,841)
Net Assets	$1,149,633

NET ASSET VALUE PER SHARE
Net Assets	$1,149,633
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	50,000
Net Asset Value and Offering Price Per Share	$22.99

See Notes to Financial Statements

SEMI-ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Statement of OperationsDecember 15, 2021* through January 31, 2022 (unaudited)

INVESTMENT INCOME
Dividend	$901
Total investment income	901

EXPENSES
Investment advisory fees (Note 2)	1,096
Total expenses	1,096
Net investment income (loss)	(195)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(30,528)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(50,118)
Net realized and unrealized gain (loss) on investments	(80,646)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(80,841)

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Statement of Changes in Net AssetsDecember 15, 2021* through January 31, 2022 (unaudited)

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(195)
Net realized gain (loss) on investments	(30,528)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(50,118)
Increase (decrease) in net assets from operations	(80,841)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	1,230,474
Increase (decrease) in net assets from capital stock transactions	1,230,474

NET ASSETS
Increase (decrease) during period	1,149,633
Beginning of period	—
End of period	$1,149,633

*Commencement of Operations

UBC Algorithmic Fundamentals ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	December 15, 2021* through January 31, 2022 (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)(2)	—
Net realized and unrealized gain (loss) on investments	(2.01)
Total from investment activities	(2.01)
Net asset value, end of period	$22.99
Total Return**	(8.04%	)
Ratios/Supplemental Data
Ratios to average net assets***
Expenses	0.75%
Net investment income (loss)	(0.13%	)
Portfolio turnover rate****	31.89%
Net assets, end of period (000’s)	$1,150

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Less than $0.01 per share.

*Commencement of Operations.

**Total return is for the period indicated and has not been annualized.

***Ratios to average net assets has been annualized.

****Portfolio turnover rate is for the period December 15, 2021 through January 31, 2022 and excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized.

SEMI-ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial StatementsJanuary 31, 2022 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The UBC Algorithmic Fundamentals ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 15, 2021.

The Fund’s objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Trust’s fair value committee in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

SEMI-ANNUAL REPORT

market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,111,797	$—	$—	$1,111,797
	$1,111,797	$—	$—	$1,111,797

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UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the period December 15, 2021 to January 31, 2022. The Fund held no Level 3 securities at any time during the period December 15, 2021 to January 31, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

SEMI-ANNUAL REPORT

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended January 31, 2022, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the

SEMI-ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value
UBC Algorithmic Fundamentals ETF	25,000	$250	$574,750

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

SEMI-ANNUAL REPORT

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Ultra Blue Capital, LLC (the “Advisor”) currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.75%.

The Advisor has retained Toroso Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor of 0.04%, which is calculated daily and paid monthly, based on the Fund’s average daily net assets.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees.

SEMI-ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom, Assistant Secretary of the Trust, is a Partner of Practus LLP. Tom Carter, Vice President of the Trust, is President of Ridgeline Research, an investment advisor to the Trust. Neither the officers and/or directors of CFS, Mr. Lively, Ms. Bloom or Mr. Carter receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC, serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the period ended January 31, 2022 were as follows:

Purchases	Sales
$316,823	$344,477

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended January 31, 2022 were as follows:

Purchases	Sales	Realized Gains
$1,220,097	$—	$—

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

SEMI-ANNUAL REPORT

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. No distributions were paid by the Fund during the period ended January 31, 2022.

As of January 31, 2022, the components of distributable earnings (deficit) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(195)
Accumulated net realized gain (loss) on investments	(30,528)
Net unrealized appreciation (depreciation) on investments	(50,118)
$(80,841)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$1,161,915	$7,403	$57,521	$(50,118)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

SEMI-ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

All orders to create Creation Units must be placed with the Fund’s distributor either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period ended January 31, 2022
Shares sold	50,000
Shares reinvested	—
Shares redeemed	—
Net increase (decrease)	50,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that an investment in the Fund could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. These risks may impact the Fund directly or indirectly through the Fund’s investments in ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

SEMI-ANNUAL REPORT

Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the ETF, investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities. Investment in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETF in which it invests. Further, certain ETFs in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.

Market Risk. The value of securities in the Fund’s overall portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period. The Fund’s performance is highly correlated with the broader stock market and hence carries systematic market risk.

Management Risk. The strategies used by the Advisor may fail to produce the intended result.

Quantitative Security Selection Model Risk. The Advisor relies on a proprietary investment process that it developed based on rigorous back-testing of the proprietary strategies that deploy certain assumptions and elections over various market periods. Back testing is the process of assessing how well a trading/investment strategy or analytical method could perform, based on historical data. It is a key component of the Fund’s strategy and allows the Advisor to test how a particular strategy has performed in certain market conditions, but the use of back testing does not guarantee that such performance will be repeated. The Fund bears the risk that the quantitative models used by the Fund will not be successful in forecasting market returns or in determining the investments and weighting of such investments for the Fund. The Advisor will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time and there can be no assurance that the current iteration of a model will be employed at any point in the future.

Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

SEMI-ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

Growth Style Risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. In addition, there may be periods during which the investment performance of the Fund while using a growth strategy may suffer.

Value Style Risk. Value stocks present the risk that the securities may never reach what the Advisor believes are their full market values, either because the market fails to recognize what the Advisor considers to be the security’s true value or because the Advisor misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Foreign Securities Risk. The Fund’s investments in foreign issuers will be through depositary receipts. These investments are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets.

Risks of Investment Selection. The Fund’s investment success depends on the skill of the Advisor, including the Advisor’s proprietary AI-driven algorithms, in evaluating, selecting, and monitoring the portfolio assets. If the Advisor’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. While focusing the Fund’s investments in a particular sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

Non-Diversification Risk. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

SEMI-ANNUAL REPORT

Portfolio Turnover Rate Risk. A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

New Fund Risk. The Fund is a new ETF and as a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Fund’s shares. If the Fund does not grow its assets to a viable level it may be difficult for the Advisor to implement the Fund’s investment strategies and achieve the desired portfolio diversification.

New Advisor Risk. The Advisor has not previously managed an ETF, but the Advisor has experience managing hedge funds that make investment decisions using proprietary machine-learning algorithms similar to those being used for the Fund.

Options Risk. The Fund’s use of options may result in the Fund being exposed to the following risks:

-the writer of an option may be assigned an exercise at any time during the option period;

-disruptions in the markets for underlying instruments could result in losses for options investors;

-imperfect or no correlation between the option and securities being hedged;

-the insolvency of a broker could present risks for the broker’s customers; and

-market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund, which may reduce returns. When the Fund sells call options, it receives cash (premium received) but limits its opportunity to profit from an increase in the market value of the underlying instrument to the exercise price (plus the premium received).

SEMI-ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

Short Selling Risk. The Fund may enter into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.

Risks of Hedging. The Fund may engage in “hedging” strategies, including short sales in an effort to protect assets from losses due to declines in the value of the Fund’s portfolio. There are risks in the use of these investment and trading strategies. There can be no assurance that the hedging strategies used will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions. If the Fund uses a hedging strategy at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund’s return. No assurance can be given that the Advisor will employ hedging strategies with respect to all or any portion of the Fund’s assets.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on NYSE Arca (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

•Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in the Fund’s net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

SEMI-ANNUAL REPORT

or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Fund shares may trade at a discount to NAV. The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

•Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Other Risks for the Fund

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants (participants authorized to redeem Creation Units of a particular ETF) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

SEMI-ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

Health Crisis Risk. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may affect adversely the value and liquidity of the Fund’s investments.

Market Disruption and Geopolitical Events. Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures or declines.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-866-465-2004 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-866-465-2004 or on the SEC’s website at www.sec.gov.

Approval of the Investment Advisory Agreements

At a meeting held on September 16, 2021 and October 4, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of a proposed Investment Advisory (the “UBC Advisory Agreement”) between the Trust and Ultra Blue Capital, LLC (“Ultra Blue”) and the proposed Investment Sub-Advisory Agreement (the “UBC Sub-Advisory Agreement”) between Ultra Blue and Toroso Asset Management (“Toroso”), each with respect to UBC Algorithmic Fundamentals ETF (“UBC ETF”). The Board reflected on its discussions with the representatives from UBC and Toroso at the Meeting regarding the manner in which the UBC ETF is to be managed and the roles and responsibilities of UBC and Toroso under the UBC Advisory Agreement and the UBC Sub-Advisory Agreement (collectively, the “UBC Advisory Agreements”).

The Trustees reviewed the materials that had been provided to them in advance of the Meeting that included a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the UBC Advisory Agreements and the responses of Ultra Blue and Toroso to requests for information from Trust Counsel on behalf of the Board. The Trustees noted that the responses included information on the personnel of and services to be provided by Ultra Blue, a copy of financial information for Ultra Blue and its parent company, an expense comparison analysis for the UBC ETF and comparable ETFs, and the UBC Advisory Agreements. The Trustees also noted the confidential financial information for Ultra Blue and its parent company that had been provided to the Board. The Trustees considered the types of

SEMI-ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the UBC Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Ultra Blue and Toroso; (ii) the investment performance of Ultra Blue; (iii) the costs of the services to be provided and profits to be realized by Ultra Blue and Toroso from the relationship with the UBC ETF; (iv) the extent to which economies of scale would be realized if the UBC ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the UBC Advisory Agreements, including: (i) information regarding the services and support to be provided by Ultra Blue and Toroso to the UBC ETF and its shareholders; (ii) presentations by management of Ultra Blue and Toroso addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the UBC ETF; (iii) information pertaining to the compliance structure of Ultra Blue and Toroso; (iv) disclosure information contained in the UBC ETF’s registration statement and Ultra Blue’s Form ADV and/or the policies and procedures of UBC and Toroso; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the UBC Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Ultra Blue and Toroso, including financial information, personnel and the services to be provided by Ultra Blue and Toroso to the UBC ETF, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the UBC ETF and comparative expense and performance information for other ETFs with strategies similar to the UBC ETF prepared by an independent third party; (iii) the anticipated effect of size on the UBC ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Ultra Blue and Toroso from their relationship with the UBC ETF.

SEMI-ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the UBC Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the UBC Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Ultra Blue and Toroso.

In this regard, the Board considered the responsibilities of Ultra Blue and Toroso under their respective UBC Advisory Agreements. The Board reviewed the services to be provided by Ultra Blue and Toroso to the UBC ETF, including, without limitation, Ultra Blue’s process for formulating investment recommendations and the processes of both Ultra Blue and Toroso for assuring compliance with the UBC ETF’s investment objectives and limitations; Toroso’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Ultra Blue for the UBC ETF among the service providers; and the anticipated efforts of Ultra Blue to promote the UBC ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Ultra Blue and Toroso; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods to be utilized by Ultra Blue in supervising Toroso as a sub-adviser to the UBC ETF and the relationship between and Ultra Blue and Toroso. After reviewing the foregoing and further information from Ultra Blue and Toroso, the Board concluded that the quality, extent, and nature of the services to be provided by Ultra Blue and Toroso was satisfactory and adequate for the UBC ETF.

The investment performance of Ultra Blue.

The Board noted that the UBC ETF had not yet commenced operations. The Trustees considered that Ultra Blue does not manage any separate accounts with strategies similar to those of the UBC ETF but does manage two hedge funds that make investment decisions using proprietary machine-learning algorithms similar to those used for the UBC ETF but that combine multiple strategies, one of which is a strategy substantially similar to the strategy of the UBC ETF.

The costs of services to be provided and profits to be realized by Ultra Blue and Toroso from the relationship with the UBC ETF.

In this regard, the Board considered the financial condition of Ultra Blue and the level of commitment to the UBC ETF by Ultra Blue and its parent. The Board also considered the projected assets and proposed expenses of the UBC ETF,

SEMI-ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Ultra Blue and Toroso. The Trustees considered the unitary fee structure proposed by Ultra Blue. The Board compared the proposed unitary fee of the UBC ETF to the fees of a peer group of other ETFs selected by Broadridge using Morningstar data as being comparable to the UBC ETF in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Trustees noted that the UBC ETF’s projected gross and net expense ratio and gross and net advisory fee were each higher than the median of its peer group and the peer group’s Morningstar category. The Trustees acknowledged Ultra Blue’s representation that the proposed advisory fee is appropriate and competitively priced for an actively managed fund that requires ongoing research and development resources. The Trustees also noted that Ultra Blue does not manage any separate accounts with strategies similar to those of the UBC ETF. The Board considered that Toroso represented that its proposed fee for sub-advising the UBC ETF is consistent with the range of fees charged to other clients. The Board further considered the split of the advisory fees paid to Ultra Blue versus those paid to Toroso and the respective services provided by each to the UBC ETF. After further consideration, the Board concluded that the projected profitability and fees to be paid to Ultra Blue (who in turn will pay Toroso) were within an acceptable range in light of the services to be rendered by Ultra Blue and Toroso.

The extent to which economies of scale would be realized as the UBC ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the UBC ETF’s investors.

The Trustees considered that it was not anticipated that, under the current fee structure, the UBC ETF would achieve economies of scale. The Board noted that the unitary fee structure of the UCB ETF limits shareholders’ exposure to fee increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the UBC ETF; the basis of decisions to buy or sell securities for the UBC ETF; the substance and administration of the Code of Ethics and other relevant policies of Ultra Blue and Toroso. The Board noted that Ultra Blue and Toroso have each represented that it has not and does not anticipate utilizing soft dollars or commission recapture with regard to the UBC ETF. The Board also considered potential benefits for Ultra Blue and Toroso in managing

SEMI-ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

the UBC ETF. Following further consideration and discussion, the Board concluded that the standards and practices of Ultra Blue and Toroso relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Ultra Blue and Toroso from managing the UBC ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the UBC Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the UBC Advisory Agreements were each approved for an initial two-year term.

SEMI-ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, December 15, 2021 and held for the period ended January 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value*	Ending Account Value 1/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended** 1/31/22
UBC Algorithmic Fundamentals ETF	$1,000.00	$ 989.66	0.75%	$0.96
Hypothetical***	$1,000.00	$1,021.42	0.75%	$3.82

*Beginning account value date for the UBC Algorithmic Fundamentals ETF is the date of commencement of operations, December 15, 2021. Beginning account value date for the Hypothetical Example is the six months period beginning August 1, 2021.

**Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by number of days in the most recent fiscal period (47 days for the UBC Algorithmic Fundamentals ETF, 184 days for the Hypothetical Example) divided by 365 days in the current year.

***5% return before expenses.

SEMI-ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Ultra Blue Capital, LLC
1735 Technology Drive, Suite 650
San Jose, CA 95110

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Fund Accountant, Transfer Agent and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 7, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 7, 2022

* Print the name and title of each signing officer under his or her signature.